Summary of Significant Accounting Policies (Details) - Schedule of earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of earnings per share [Abstract]
Net income (loss) allocated to common shareholders, basic and diluted	$ 1,820,000	$ (12,547,000)
EARNINGS (LOSS) PER SHARE	$ 0.22	$ (1.52)
Weighted average common shares outstanding, basic and diluted	8,216,193	8,251,860